Document and Entity Information	Nov. 12, 2021
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 12, 2021
Entity Incorporation, State or Country Code	MA
Entity File Number	1-9047
Entity Tax Identification Number	04-2870273
Entity Registrant Name	INDEPENDENT BANK CORP.
Entity Address, Address Line One	2036 Washington Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02339
City Area Code	781
Local Phone Number	878-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	INDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 15, 2021, Independent Bank Corp. (“Independent”) filed a Current Report on Form 8-K (the “Original Report”) to disclose the completion on November 12, 2021 of its previously announced acquisition of Meridian Bancorp, Inc. (“Meridian”) pursuant to an Agreement and Plan of Merger, dated as of April 22, 2021, by and among Independent, Rockland Trust Company (“Rockland Trust”), Bradford Merger Sub Inc. (“Merger Sub”), Meridian and East Boston Savings Bank (“East Boston”). Pursuant to the Merger Agreement, upon the terms and subject to the conditions set forth in the Merger Agreement, among other things, (i) Merger Sub merged with and into Meridian, with Meridian continuing as the surviving entity (the “Merger” and the effective time of the Merger, the “Effective Time”), (ii) immediately after the Merger, Meridian merged with and into Independent, with Independent continuing as the surviving entity (the “HoldCo Merger”) and (iii) immediately following the HoldCo Merger, East Boston merged with and into Rockland Trust, with Rockland Trust continuing as the surviving entity (the “Bank Merger” and, together with the Merger and the HoldCo Merger, the “Transaction”).This Form 8-K/A amends the Original Report to include the historical audited financial statements of Meridian and the unaudited pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, which were excluded from the Initial 8-K in reliance on the instructions to such items.
Entity Central Index Key	0000776901
Mailing Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	288 Union Street
Entity Address, City or Town	Rockland
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02370